SMA Relationship Trust

Prospectus Supplement

•  Series S

March 13, 2017

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series S series of shares (the "Fund") of SMA Relationship Trust, dated April 29, 2016, as supplemented, as follows:

Effective March 15, 2017, the benchmark of the Fund will change from the Russell 2000 Index to the S&P 600 Index.

Therefore, effective March 15, 2017, the second sentence under the heading "Series S—Fund summary" and the subheadings "Principal strategies—Principal investments," and the third sentence under the heading "More information about the Funds—Series S" and the subheadings "Investment objective, strategies, securities selection and risks—Principal investment strategies" are deleted in their entirety and replaced by the following:

           Small capitalization companies are those companies within the range of the largest and smallest company in the S&P 600 Index at the time purchase.

Additionally, effective March 15, 2017, the chart under the heading "Series S—Fund summary" and the subheadings "Performance—Average annual total returns (for the periods ended December 31, 2015)" is deleted in its entirety and replaced by the following:

	1 year	Life of Fund
Series S shares (inception date: 5/02/2011)
Return before taxes	1.41%	7.67%
Return after taxes on distributions	(2.47)	5.58
Return after taxes on distributions and sale of Fund shares	2.86	5.61
S&P 600 Index[1]	(1.97)	10.17
Russell 2000 Index[1]	(4.41)	7.77

1  Effective March 15, 2017, the Fund's primary benchmark index was changed from the Russell 2000 Index to the S&P 600 Index in order to more accurately reflect the Fund's investment strategy.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-881

SMA Relationship Trust

Statement of Additional Information Supplement

•  Series S

March 13, 2017

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information with respect to the Series S series of shares (the "Fund") of SMA Relationship Trust, dated April 29, 2016, as supplemented, as follows:

Effective March 15, 2017, the benchmark of the Fund will change from the Russell 2000 Index to the S&P 600 Index.

Therefore, effective March 15, 2017, the seventh sentence under the heading "The Funds' investments and related risks" and the subheading "equity securities" is deleted in its entirety and replaced by the following:

      Series S primarily invests in US small capitalization companies with market capitalizations within the range of the largest and smallest company in the S&P 600 Index at the time of purchase.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.